ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2012	2011

Accrued payroll and related	$6,157	$4,556
Accrued vacation	3,495	3,099
Accrued VAT	2,678	2,236
Current portion of liability to United States
Department of Labor (see Note 10)	165	164
Other	1,637	2,762
Total accrued expenses and other current liabilities	$14,132	$12,817